Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Deferred tax assets from net operating losses carryforwards	$ 8,500	$ 4,500
Deferred tax assets from capital loss carry forward	400
Deferred tax assets from federal and state income tax credit carryforwards	25,600	25,000
Valuation allowance for deferred income tax assets	21,301	$ 18,446
Decrease in valuation allowance for deferred income tax assets	2,900
Undistributed earnings	81,100
Decrease in liability for prior year uncertain tax position	$ 3,400